Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 4,883,336	$ 5,130,564	$ 11,977,105
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,684,590	4,479,842	7,608,540
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(304,239)	(452,750)	1,259,549
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	711,447	(179,524)	(1,611,884)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,211,301)	2,126,546	8,374,610
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(21,500)	(11,590)	(24,710)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,818,938	(714,969)	(704,941)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	278,865	661,790	1,000,821
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,412,380	3,050,339	(684,905)
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(801,254)	650,722	4,368,565
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,549,993	15,330,590	12,583,404
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,421,678	10,273,295	9,894,500
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	52,336	2,595,897	20,943
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,520		740,413
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	218,519	3,807,256	8,941,748
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	68,860
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	42,094	294,790	184,553
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10,769	14,300	6,843
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,026,580	3,561,052
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,128,315	5,057,295	2,688,904
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(12,192,613)	(8,659,050)	(6,268,507)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,726,349)	(2,652,194)	(2,545,898)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(615,517)	(18,609)	(338,884)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(368,294)	(404,470)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(441,721)	(1,713,036)	(490,379)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,553,776)	(112,216)	(1,266,925)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(126,339)		(413,145)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(620,702)	(403,863)	(36,565)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(8,466,264)	(6,006,856)	(3,722,609)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	14,313,285	7,278,901	14,808,452
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,600,825	1,278,503	6,102,212
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	360,553	176,518	1,602,200
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,077,221	245,396
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	119,631	32,326	15,566
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,710		43,060
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,463,910	3,470	1,913,004
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	437,606	820,793	1,560,188
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	139,194		968,194
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	7,712,460	6,000,398	8,706,240
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,787,329)	(8,819,877)	(9,146,244)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,611,564)	(4,419,762)	(5,842,274)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(101,611)	(3,206,556)	(24,710)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(20,450)	(2,352,297)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,107,730)		(92,325)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(93,070)	(11,590)	(67,770)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(133,290)	(901,013)	(1,535,573)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(43,171)	(173,303)	(153,065)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(132,692)	(106,850)	(1,616,534)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (2,175,765)	$ (4,400,115)	$ (3,303,970)